Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Operating expenses
Operation and administration	$ 150,910	$ 221,451	$ 1,681,093	$ 587,514	$ 1,506,859	$ 2,651,954	$ 1,327,059
Exploration		1,465,157	8,379,845		8,677,194	13,530,819	8,645,431
Legal and accounting			523,106			1,035,777	268,181
Consulting	929,977	442,906	657,652	4,867,553	1,327,774	1,533,954	553,152
Mine preparation	2,533,101			6,861,403
Legal and accounting	210,960	335,431		975,014	872,647
Gain on settlement of accounts payable (note 6)			(1,787,300)
Loss from operations	(3,824,948)	(2,464,945)	(9,454,396)	(13,291,484)	(12,384,474)	(18,752,504)	(10,793,823)
Other income or gain (expense or loss)
Change in derivative liability (note 9)	7,315,161	6,460,513	10,503,941	18,538,380	22,172,679	12,300,453	(18,843,947)
Gain (loss) on foreign exchange	(12,453)	(26,719)	152,063	(233,777)	119,655	208,660	(26,625)
Accretion expense (notes 7 and 8)			(118,388)				(359,267)
Interest expense	(1,026,233)	(8,219)	(124,367)	(2,143,840)	(8,219)	(102,740)	(202,426)
Finance costs			(360,000)	(455,653)			(30,000)
Loss on debt settlement			(875,861)		(56,146)	(56,146)	(1,056,296)
Loss on private placement (note 10)			(940,290)
Share issuance costs (note 10)			(947,156)
Gain on fair value of convertible debentures	1,301,069			3,041,056
Gain on EPA debt extinguishment (note 6)				8,614,103
Debenture finance costs	(64,054)			(1,230,539)
Other income	1,811			26,002
Loss on loan extinguishment (note 7)							(9,407)
Net loss and comprehensive
Net income for the period	3,690,353	3,960,630	$ (2,164,454)	12,864,248	9,843,495	$ (6,402,277)	$ (31,321,791)
Other comprehensive income, net of tax:
Gain on change in FV on own credit risk	625,050			996,636
Other comprehensive income	625,050			996,636
Comprehensive income	$ 4,315,403	$ 3,960,630		$ 13,860,884	$ 9,843,495
Net loss per common share
Net income per common share – basic	$ 0.02	$ 0.02	$ (0.02)	$ 0.07	$ 0.06	$ (0.04)	$ (0.47)
Net income per common share – fully diluted	$ 0.01	$ 0.02		$ 0.05	$ 0.06
Weighted average number of common shares
Weighted average common shares – basic	219,466,235	164,179,999	124,424,407	198,364,188	160,690,371	161,868,334	67,180,554
Weighted average common shares – fully diluted	318,204,510	164,329,999		250,681,393	160,840,371